Payden Strategic Income Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (11%
)
450,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 5.67%,
6/15/36 (a)(b) $ 439
400,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 2.650%), 7.12%,
6/15/36 (a)(b) 390
214,500 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 190
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. LIBOR USD
+ 2.350%), 6.82%, 6/16/36 (a)(b) 932
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 3.59%, 10/15/31
EUR (a)(b)(c) 726
450,000 BlueMountain CLO Ltd. 2015-3A 144A, (3 mo.
LIBOR USD + 2.600%), 7.41%, 4/20/31 (a)(b) 384
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 2.700%), 7.17%, 8/19/38 (a)(b) 559
500,000 Carlyle CLO Ltd. C17A 144A, (3 mo. LIBOR
USD + 2.800%), 7.60%, 4/30/31 (a)(b) 461
230,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 213
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 300
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 3.19%, 4/15/33
EUR (a)(b)(c) 636
400,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 7.72%, 4/24/31 (a)(b) 378
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 472
1,179,750 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 1,051
700,000 Dryden CLO Ltd. 2018-55A 144A, (3 mo.
LIBOR USD + 1.020%), 5.81%, 4/15/31 (a)(b) 695
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. LIBOR USD + 5.540%), 10.33%,
4/15/29 (a)(b) 358
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. LIBOR
USD + 2.050%), 6.51%, 5/16/38 (a)(b) 962
241,639 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 231
260,986 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 246
391,016 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 5.96%, 5/15/36 (a)(b) 390
317,500 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 2.000%), 6.46%, 5/15/36 (a)(b) 313
400,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 2.450%), 6.91%, 5/15/36 (a)(b) 394
399,664 Man GLG Euro CLO VI DAC 6A 144A, (3
mo. EURIBOR + 0.810%), 3.10%, 10/15/32
EUR (a)(b)(c) 424
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 3.25%, 7/15/34
EUR (a)(b)(c) 264
1,200,000 Neuberger Berman Loan Advisers CLO Ltd.
2019-33A 144A, (3 mo. LIBOR USD +
1.080%), 5.87%, 10/16/33 (a)(b) 1,192
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 3.32%, 4/15/34 EUR (a)(b)(c) 531
Principal
or Shares Security Description
Value
(000)
300,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
2.200%), 4.54%, 7/20/34 EUR (a)(b)(c) $ 302
500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 494
550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 4.36%,
4/15/35 EUR (a)(b)(c) 555
397,700 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 343
547,382 RR 24 Ltd. 2022-24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.400%),
7.06%, 1/15/32 (a)(b) 549
506,009 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 495
202,569 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (a) 201
211,448 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 204
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 4.04%, 1/14/32
EUR (a)(b)(c) 631
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 2.250%), 7.07%, 1/23/32 (a)
(b) 435
875,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 1.080%), 5.87%,
4/15/31 (a)(b) 864
300,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 6.86%, 3/15/38 (a)(b) 279
300,000 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 3.21%, 4/15/33 EUR (a)
(b)(c) 319
541,750 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 460
Total Asset Backed (Cost - $20,659)
19,262
Bank Loans(d) (3%
)
454,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 13.82%,
11/01/25  482
399,514 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 7.32%, 2/05/25  399
442,688 MIC Glen LLC Term Loan 1L, (LIBOR USD
1-Month + 3.500%), 8.07%, 7/21/28  431
560,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 11.32%, 7/20/29  510
655,895 Numericable U.S. LLC Term Loan B11 1L,
(LIBOR USD 1-Month + 2.750%), 7.37%,
7/31/25  651
380,000 Sotera Health Holdings LLC Term Loan 1L,
(LIBOR USD 3-Month + 2.750%), 7.58%,
12/11/26  367
472,688 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.250%), 6.43%,
9/22/28  473
762,000 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 8.07%,
2/05/27  742
693,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 7.82%, 8/03/28  687
Total Bank Loans (Cost - $4,810)
4,742

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Corporate Bond (38%
)
Financial  (16%)
675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 2.45%, 10/29/26  $ 608
145,000 Air Lease Corp. , 2.30%, 2/01/25  136
560,000 American Tower Corp. , 3.95%, 3/15/29  528
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 577
230,000 ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a) 229
540,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 537
925,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (b) 953
500,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(e) 463
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 350
300,000 Bank Leumi Le-Israel BM 144A, 5.13%,
7/27/27 (a)(f) 300
500,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (b) 502
350,000 Barclays PLC , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 5.867%),
6.13% (b)(e) 335
800,000 Barclays PLC , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 5.431%),
8.00% (b)(e) 805
325,000 Blackstone Private Credit Fund , 4.70%, 3/24/25  315
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  554
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 233
875,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 664
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(e) 374
690,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 539
500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.546%), 5.61%, 9/29/26 (b) 508
500,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 451
900,000 Corebridge Financial Inc. 144A, 3.90%,
4/05/32 (a) 821
750,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(b) 568
300,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (a)(b) 337
400,000 CubeSmart LP , 2.25%, 12/15/28  343
460,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 432
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 208
350,000 Fifth Third Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.230%), 5.85%, 10/27/25 (b) 356
Principal
or Shares Security Description
Value
(000)
470,000 Five Corners Funding Trust 144A, 4.42%,
11/15/23 (a) $ 467
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 378
500,000 General Motors Financial Co. Inc. A, (3 mo.
LIBOR USD + 3.598%), 5.75% (b)(e)(g) 459
650,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 582
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  486
1,125,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 965
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  395
550,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.850%), 2.08%, 4/22/26 (b) 517
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 586
430,000 Mitsubishi UFJ Financial Group Inc. , 3.41%,
3/07/24  423
850,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.550%), 5.06%, 9/12/25 (b) 849
1,100,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.200%), 2.51%, 10/20/32 (b) 909
1,175,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.290%), 2.94%, 1/21/33 (b) 1,004
345,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  324
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  404
505,000 Realty Income Corp. , 4.60%, 2/06/24  503
550,000 Royal Bank of Canada , 1.60%, 1/21/25  519
750,000 Royal Bank of Canada , 5.00%, 2/01/33  762
775,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.328%), 5.81%,
9/09/26 (b) 784
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  424
625,000 Spirit Realty LP , 2.10%, 3/15/28  523
260,000 Swedbank AB 144A, 1.30%, 6/02/23 (a) 257
350,000 Synchrony Financial , 7.25%, 2/02/33  351
825,000 Toronto-Dominion Bank , 3.77%, 6/06/25  808
370,000 VICI Properties LP/VICI Note Co. Inc. 144A,
5.63%, 5/01/24 (a) 370
950,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) 927
585,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.600%), 1.65%, 6/02/24 (b) 578
28,580
Industrial  (13%)
405,000 AbbVie Inc. , 2.60%, 11/21/24  390
350,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 315
432,215 American Airlines Class A Pass-Through Trust
2019-1, A, 3.50%, 2/15/32  339
200,000 ams-OSRAM AG 144A, 6.00%, 7/31/25
EUR (a)(c) 210
300,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 EUR (a)(c) 255
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 452
600,000 AT&T Inc. , (3 mo. LIBOR USD + 1.180%),
5.92%, 6/12/24 (b) 606

Principal
or Shares Security Description
Value
(000)
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) $ 481
500,000 Boeing Co. , 1.43%, 2/04/24  482
1,300,000 Boyne USA Inc. 144A, 4.75%, 5/15/29 (a) 1,180
200,000 BRF SA 144A, 5.75%, 9/21/50 (a) 140
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 149
42,000 Carrier Global Corp. , 2.24%, 2/15/25  40
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  50
450,000 Centene Corp. , 4.25%, 12/15/27  432
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  580
500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 468
600,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 595
138,000 Dell International LLC/EMC Corp. , 5.45%,
6/15/23  138
300,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33  300
275,000 Eco Material Technologies Inc. 144A, 7.88%,
1/31/27 (a) 265
140,000 Equifax Inc. , 2.60%, 12/15/25  131
440,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 421
630,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  618
385,000 GATX Corp. , 4.35%, 2/15/24  381
550,000 General Motors Co. , 5.60%, 10/15/32  544
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)
(g) 576
525,000 Global Payments Inc. , 1.20%, 3/01/26  467
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 266
450,000 Grifols Escrow Issuer SA 144A, 4.75%,
10/15/28 (a) 392
260,000 HCA Inc. , 3.50%, 9/01/30  233
400,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) 317
625,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 593
500,000 John Deere Capital Corp. , 3.40%, 6/06/25  488
250,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a) 216
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(e) 177
580,000 Lennar Corp. , 4.75%, 11/29/27  573
475,000 Lockheed Martin Corp. , 4.95%, 10/15/25  483
250,000 Lockheed Martin Corp. , 5.10%, 11/15/27  260
350,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 300
830,000 Mercedes-Benz Finance North America LLC
144A, 3.65%, 2/22/24 (a) 819
675,000 Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a) 664
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  429
600,000 Oracle Corp. , 6.15%, 11/09/29  642
650,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a) 588
10,000 PTC Inc. 144A, 4.00%, 2/15/28 (a) 9
400,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a) 410
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 247
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 469
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 706
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  465
700,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 612
Principal
or Shares Security Description
Value
(000)
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) $ 483
450,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 436
775,000 VMware Inc. , 2.20%, 8/15/31  615
525,000 Warnermedia Holdings Inc. 144A, 5.14%,
3/15/52 (a) 437
470,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 406
23,740
Utility  (9%)
380,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 284
425,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  411
445,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 416
475,000 Crescent Energy Finance LLC 144A, 9.25%,
2/15/28 (a) 475
350,000 Diamondback Energy Inc. , 4.25%, 3/15/52  282
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 793
320,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 312
300,000 Enerflex Ltd. 144A, 9.00%, 10/15/27 (a) 306
225,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f) 211
250,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 235
400,000 Energy Transfer LP , 5.75%, 2/15/33  412
464,865 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 404
255,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 227
750,000 Howard Midstream Energy Partners LLC 144A,
6.75%, 1/15/27 (a) 732
475,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(f) 451
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  218
250,000 KLX Energy Services Holdings Inc. 144A,
11.50%, 11/01/25 (a) 237
320,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 290
755,000 Midwest Connector Capital Co. LLC 144A,
3.90%, 4/01/24 (a) 738
325,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) 301
180,000 Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (a) 175
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  332
380,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 372
210,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 202
125,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a) 103
340,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 312
675,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  637
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  362
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  321
735,000 Phillips 66 Co. 144A, 2.45%, 12/15/24 (a) 698
270,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 8.72% (b)(e) 247
680,000 ROCC Holdings LLC 144A, 9.25%, 8/15/26 (a) 690
200,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  201
285,000 Southwestern Energy Co. , 4.75%, 2/01/32  252

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
600,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) $ 429
330,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 297
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 431
305,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 8/15/29 (a) 272
350,000 Venture Global Calcasieu Pass LLC 144A,
6.25%, 1/15/30 (a) 357
210,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 194
445,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 430
275,000 W&T Offshore Inc. 144A, 11.75%, 2/01/26 (a) 279
70,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 71
15,399
Total Corporate Bond (Cost - $72,977)
67,719
Foreign Government (3%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 145
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 565
450,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 425
300,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 257
350,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 293
6,770,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (c) 357
350,000 Mexico Government International Bond , 6.35%,
2/09/35  372
360,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (a) 363
500,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 354
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 312
29,500,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 1,554
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 473
700,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 521
250,000 Saudi Government International Bond 144A,
4.75%, 1/18/28 (a) 254
Total Foreign Government (Cost - $7,461)
6,245
Mortgage Backed (12%
)
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 6.86%,
9/15/36 (a)(b) 593
297,745 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 6.26%,
6/15/38 (a)(b) 287
9,463,534 Citigroup Commercial Mortgage Trust 2018-C6,
0.77%, 11/10/51 (h) 321
510,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 7.11%, 5/15/36 (a)(b) 497
700,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 6.36%, 4/25/34 (a)(b) 694
Principal
or Shares Security Description
Value
(000)
495,567 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 16.76%,
9/25/28 (b) $ 558
768,987 Fannie Mae Connecticut Avenue Securities 2016-
C03, (1 mo. LIBOR USD + 11.750%), 16.26%,
10/25/28 (b) 837
494,227 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 14.76%,
1/25/29 (b) 522
1,265,074 FN CB3622 30YR , 4.00%, 5/01/52  1,224
1,264,602 FN CB4127 30YR , 4.50%, 7/01/52  1,251
1,286,676 FN FS1841 30YR , 4.00%, 5/01/52  1,244
1,025,560 FN MA4785 30YR , 5.00%, 10/01/52  1,030
1,680,000 FNCL , 5.50%, 2/01/5330YR TBA (i) 1,708
1,269,589 FR RA7778 30YR , 4.50%, 8/01/52  1,257
660,821 FR RA7936 30YR , 5.00%, 9/01/52  665
784,302 FR SB8192 15YR , 5.00%, 10/01/37  798
300,000 Freddie Mac STACR Trust 2019-FTR3 144A, (1
mo. LIBOR USD + 4.800%), 9.19%, 9/25/47 (a)
(b) 255
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(1 mo. LIBOR USD + 5.000%), 9.51%,
11/25/47 (a)(b) 259
493,339 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA1, (1 mo. LIBOR USD +
8.800%), 13.31%, 3/25/28 (b) 503
491,898 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-DNA3, (1 mo. LIBOR USD +
9.350%), 13.86%, 4/25/28 (b) 507
330,884 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2, (1 mo. LIBOR USD +
10.500%), 15.01%, 5/25/28 (b) 352
493,329 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-DNA3, (1 mo. LIBOR USD +
11.250%), 15.76%, 12/25/28 (b) 542
246,586 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 15.76%, 10/25/29 (b) 253
600,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 9.11%, 12/25/42 (b) 619
874,464 G2 MA8044 30YR , 3.50%, 5/20/52  828
500,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 5.91%, 1/25/34 (a)(b) 494
64,314 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(h) 60
189,152 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 3.70%,
8/17/33 EUR (a)(b)(c) 190
796,431 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 4.50%, 8/17/33
EUR (b)(c)(f) 747
35,858 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) 33
238,279 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(h) 225
300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 15.01%, 2/25/47 (a)(b) 322
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 5.85%,
5/17/31 GBP (a)(b)(c) 903
Total Mortgage Backed (Cost - $21,114)
20,578

Principal
or Shares Security Description
Value
(000)
Municipal (5%
)
1,750,000 California Earthquake Authority A, 5.60%,
7/01/27  $ 1,784
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  839
250,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(j) 6
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  849
740,000 City of Tempe AZ , 1.58%, 7/01/28  635
900,000 County of Alameda CA B, 3.95%, 8/01/33  854
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  238
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 416
750,000 New York State Dormitory Authority C, 1.54%,
3/15/27  675
1,000,000 New York Transportation Development Corp. A,
AMT, 5.00%, 7/01/41  1,005
500,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  426
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  579
1,000,000 State of Connecticut A, 2.42%, 7/01/27  926
Total Municipal (Cost - $10,206)
9,232
U.S. Treasury (27%
)
7,940,000 U.S. Treasury Bill , 3.75%, 2/02/23 (l) 7,939
25,710,000 U.S. Treasury Bill , 2.80%, 4/20/23 (l) 25,458
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  114
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (m) 1,376
250,000 U.S. Treasury Bond , 1.88%, 11/15/51  172
440,000 U.S. Treasury Bond , 2.88%, 5/15/52  379
770,000 U.S. Treasury Note , 2.75%, 7/31/23 (m)(n) 763
1,800,000 U.S. Treasury Note , 0.38%, 10/31/23  1,742
2,160,000 U.S. Treasury Note , 2.88%, 6/30/24  2,115
7,000,000 U.S. Treasury Note , 4.38%, 11/15/25  7,105
640,000 U.S. Treasury Note , 1.38%, 11/15/31  540
10,000 U.S. Treasury Note , 2.75%, 8/15/32  9
1,000,000 U.S. Treasury Note , 4.13%, 11/15/32  1,052
Total U.S. Treasury (Cost - $49,626)
48,764
Stocks (1%)
Preferred Stock (1%
)
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes,  0.00% 376
Principal
or Shares Security Description
Value
(000)
40,000 Morgan Stanley,  6.50%(e) $ 1,042
Total Stocks (Cost - $1,840) 1,418
Investment Company (3%
)
5,606,849 Payden Cash Reserves Money Market Fund* 5,607
102,041 Payden Emerging Market Corporate Bond Fund* 885
Total Investment Company (Cost - $6,457)
6,492
Total Investments (Cost - $195,150) (103%)
184,452
Liabilities in excess of Other Assets (-3%)
(5,597)
Net Assets (100%) $ 178,855
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $955 and the total market value of the collateral held by the Fund is $987. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) Yield to maturity at time of purchase.
(m) All or a portion of the security is pledged to cover futures contract margin requirements.
(n) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Payden Mutual Funds
Payden Strategic Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 2,119
USD  2,256 Citibank, N.A. 03/15/2023 $ 54
IDR 13,396,000
USD  885 Citibank, N.A. 04/19/2023 8
USD 1,730
ZAR  29,780 Citibank, N.A. 04/18/2023 30
USD 2,264
CAD  2,935 HSBC Bank USA, N.A. 03/15/2023 58
USD 394
MXN  7,510 HSBC Bank USA, N.A. 04/18/2023 1

Liabilities:
USD 8,400 EUR  8,171 Citibank, N.A. 03/15/2023 (509)
USD 1,139 GBP  970 HSBC Bank USA, N.A. 03/15/2023 (58)
(567)
Net Unrealized Appreciation (Depreciation)
$(416)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 183 Mar-23 $ 37,634 $ 127 $ 127
U.S. Ultra Bond Future 14 Mar-23 1,985 100 100
a a

Short Contracts:
U.S. Treasury 10-Year Note Future 13 Mar-23 (1,489) (14) (14)
U.S. Treasury 10-Year Ultra Future 107 Mar-23 (12,969) (193) (193)
U.S. Treasury 5-Year Note Future 141 Mar-23 (15,403) (144) (144)
a a
(351)
Total Futures
$(124)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2027 $7,000 $(235) $350 $(585)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 4.3100%
(SOFRRATE) Annually, Pay Fixed 2.7375%  Annually 08/30/2034 $ 2,600 $50 $– $50
10-Year SOFR Swap, Receive Variable 4.3100%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 2,630 10 – 10
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 4.3100% (SOFRRATE) Annually 08/30/2026 11,900 (38) – (38)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 4.3100% (SOFRRATE) Annually 06/29/2026 $ 11,766 (32) – (32)
$(10) $– $(10)